Note 27 - Non-controlling Interests	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
27	Non-controlling interests

Blanket Mine’s (incorporated in Zimbabwe) NCI share recognised at an effective share and voting rights of 13.2% (2021: 13.2%, 2020: 13.2%)

	2022	2021	2020

Current assets	30,397	33,634	24,864
Non-current assets	172,611	154,003	133,908
Current liabilities	(9,583)	(17,261)	(7,339)
Non-current liabilities	(8,062)	(11,535)	(8,065)
Net assets of Blanket Mine (100%)	185,364	158,841	143,368

Carrying amount of NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	22,409	19,260	16,524

Revenue	142,082	121,329	100,002
Profit after tax	38,389	35,911	33,361
Total comprehensive income of Blanket Mine (100%)	38,389	35,911	33,361

Profit allocated to NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	4,963	4,737	4,477
Dividend allocated to NCI of 13.2% (2021: 13.2%, 2020: 13.2%)	(1,814)	(2,001)	(655)

Net cash inflow from operating activities	50,048	41,489	36,122
Net cash outflow from investing activities	(37,798)	(29,850)	(26,179)
Net cash outflow from financing activities	(16,506)	(12,817)	(9,896)
Net cash (outflow) inflow	(4,256)	(1,178)	47